Schedule H, line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-1180120
Plan number	002
Total investments	$ 1,134,181,577
Participant loans	$ 11,709,083
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: Collective investment trusts | Blackrock | Blackrock MSCI ACWI ex-US IMI Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 52,318,550
Investment, Identifier [Axis]: Collective investment trusts | Blackrock | Blackrock Russell 2500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	57,976,415
Investment, Identifier [Axis]: Collective investment trusts | Blackrock | Blackrock Strategic Completion Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,287,711
Investment, Identifier [Axis]: Collective investment trusts | Blackrock | Blackrock Total Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,213,951
Investment, Identifier [Axis]: Collective investment trusts | Blackrock | Blackrock U.S. Debt Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	24,415,664
Investment, Identifier [Axis]: Collective investment trusts | Blackrock | Blackrock U.S. Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	225,478,935
Investment, Identifier [Axis]: Collective investment trusts | Invesco | Invesco Stable Value Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	36,790,034
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Blend Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,464,718
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	38,136,918
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	76,161,173
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	90,557,293
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	110,332,933
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	104,080,013
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	104,378,040
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	74,777,437
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	44,892,332
Investment, Identifier [Axis]: Collective investment trusts | JP Morgan | JP Morgan Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,731,960
Investment, Identifier [Axis]: Mutual funds | Vanguard | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,384,170
Investment, Identifier [Axis]: Self-directed brokerage accounts | Fidelity National Financial Services | Self-directed brokerage account investment
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	24,346,250
Investment, Identifier [Axis]: VF Corporation Common Stock Fund | Fidelity National Financial Services | Fidelity Investments Money Market Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	32,369
Investment, Identifier [Axis]: VF Corporation Common Stock Fund | VF Corporation | VF Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,424,711
Collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,097,994,077
VF Corporation Common Stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 10,457,080